OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Long Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 16 - OTHER LONG-TERM LIABILITIES:

a.	Breakdown of other long-term liabilities:

	December 31, 2023	December 31, 2022
Liability for IIA Royalties (See Note 16(b) below)	1,196	1,107
Alta settlement (See note 19)	300	-
	1,496	1,107

b.	Liability for royalties payable:

The Company received the approval of the IIA for its participation in certain development expenses carried out by the Company, within the framework of determined budgets and time periods.

In accordance with its commitment, the Company is obliged to pay the IIA royalties of 3-4% of sales, constituting the revenues derived from sales of the Company’s revenues based on the financing by the IIA, up to the total amount of the grant actually received, all linked to the exchange rate of the USD and bears an annual interest linked to the LIBOR. Therefore, the total amount of the grants that will be repaid through royalties and will increase until repayments begin.

The difference between the consideration received and the liability recognized at inception (present value) was treated as a government grant according to IAS 20 and recognized as a reimbursement of research expenses or a reduction in capitalized development costs.

	December 31, 2023	December 31, 2022

At January 1	1,107	1,368
Principal Payments	(11)	(429)
Amounts recognized as an offset from research and development expenses	(113)	(210)
Revaluation of the liability	213	378
As of December 31	1,196	1,107